Stockholders' Equity - Additional Information (Details) - $ / shares	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Common Class A [Member]
Stockholders Equity Details [Line Items]
Common stock, shares authorized	70,000,000	70,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares subject to possible redemption		27,600,000
Common Stock redemption, description		The Company determined the common stock subject to redemption to be equal to the redemption value of approximately $10.00 per share of common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Upon considering the impact of the PIPE Investment and associated PIPE Subscription Agreements, it was concluded that the redemption value should include all the Public Shares resulting in the common stock subject to possible redemption being equal to $276,000,000
Converted basis, percentage	20.00%	20.00%
Common stock, shares issued	0	0
Common Class B [Member]
Stockholders Equity Details [Line Items]
Common stock, shares authorized	12,500,000	12,500,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	6,900,000	6,900,000